Note 15 - Income taxes: Schedule of Effective Income Tax Rate Reconciliation (Details) - Singapore	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Singapore income tax rate	17.00%	17.00%	17.00%
Difference from the effect of tax rates in a foreign jurisdiction (PRC)	19.80%	(14.60%)	1.00%
Effect of preferential tax rates	(20.10%)	7.90%	1.20%
Effect of changes in tax rates	(23.50%)	0.00%	0.00%
Tax rebate in Singapore	8.90%	(2.00%)	(0.70%)
Additional R&D deduction	38.10%	(10.10%)	(4.60%)
Change in valuation allowance	(0.50%)	36.40%	0.40%
Permanent differences (1)	(33.40%)	6.90%	3.80%
Effect of true-up on NOL	(74.20%)	0.00%	0.00%
Interest on uncertain tax position	(26.80%)	0.00%	0.00%
Effective Income Tax Rate Reconciliation, Percent	(94.70%)	41.50%	18.10%